Balance Sheet	Oct. 15, 2020 USD ($)
Current assets:
Cash	$ 2,000
Total Current Assets	2,000
Deferred offering costs associated with proposed public offering	43,458
Total Assets	45,458
Current liabilities:
Accounts payable	1,145
Accrued expenses	18,458
Note payable - related party	2,000
Total Current Liabilities	21,603
Commitments and Contingencies
Stockholder's Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	24,856
Accumulated deficit	(1,145)
Total Stockholder's Equity	23,855
Total Liabilities and Stockholder's Equity	45,458
Class A Common Stock [Member]
Stockholder's Equity:
Common stock value
Class B Common Stock [Member]
Stockholder's Equity:
Common stock value	$ 144	[1]

[1]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.